S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 20, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor and other initial shareholders will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Six months after completion of our business combination or earlier if we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property	Sponsor, officers, directors and transferees	Transfers permitted (a) to our sponsor, officers, directors, any affiliates or family members of any of our sponsor, officers or directors or any members of our initial shareholders, or any affiliate of our initial shareholders; (b) in the case of an individual, by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the laws of the Cayman Islands or the organizational documents of our sponsor upon their dissolution; or (g) to us for no value for cancellation in connection with the consummation of our business combination

Private Placement Units (and Underlying Securities)	Completion of our business combination	Same as above	Same as above

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor and other initial shareholders will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Six months after completion of our business combination or earlier if we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property	Sponsor, officers, directors and transferees	Transfers permitted (a) to our sponsor, officers, directors, any affiliates or family members of any of our sponsor, officers or directors or any members of our initial shareholders, or any affiliate of our initial shareholders; (b) in the case of an individual, by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the laws of the Cayman Islands or the organizational documents of our sponsor upon their dissolution; or (g) to us for no value for cancellation in connection with the consummation of our business combination

Private Placement Units (and Underlying Securities)	Completion of our business combination	Same as above	Same as above

SPAC Sponsor, Conflicts of Interest [Table Text Block]	Our officers and directors have agreed to offer all suitable business combination opportunities to us before any other person or company until we enter into a definitive agreement with respect to a business combination